JENNISON 20/20 FOCUS FUND

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

April 2, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	485(b) Filing for Jennison 20/20 Focus Fund
Registration Nos. 333-43491 and 811-08587

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 15 and (ii) that the text of the Post-Effective Amendment was filed electronically on April 1, 2009.

Please direct any questions regarding this filing to the undersigned at (973) 802-5032.

               Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary